Shareholder Report, Holdings (Details) - Fidelity Trend Fund	Jun. 30, 2026
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	43.30%
Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
United States
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
France
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Italy
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Australia
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.30%
AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%